-----------------------------
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                                                   Expires: September 30, 2007

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                                                   hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04963
                                  ----------------------------------------------

                                The Berwyn Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1189 Lancaster Avenue           Berwyn, Pennsylvania               19312
--------------------------------------------------------------------------------
        (Address of principal executive offices)                   (Zip code)

                                  Kevin M. Ryan

The Killen Group, Inc.   1189 Lancaster Avenue     Berwyn, Pennsylvania 19312
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (610) 296-7222
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       June 30, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------




                               THE BERWYN FUNDS          [GRAPHIC OMITTED]




                               BERWYN FUND SERIES

                           BERWYN INCOME FUND SERIES

                         BERWYN CORNERSTONE FUND SERIES





     Shareholder Services                                          no load
     Ultimus Fund Solutions, LLC                              mutual funds
     P.O. Box 46707
     Cincinnati, OH 45246-0707
     1-800-992-6757

--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT

                                 JUNE 30, 2006
                                  (UNAUDITED)

THE BERWYN FUNDS
TABLE OF CONTENTS
================================================================================



                                                                          PAGE
                                                                         ------

Letter from the President ............................................    3-4

Berwyn Fund Portfolio Manager's Letter ...............................    5-6

   Growth of a $10,000 Investment ....................................      7

Berwyn Income Fund Portfolio Manager's Letter ........................    8-9

   Growth of a $10,000 Investment ....................................  10-11

Berwyn Cornerstone Fund Portfolio Manager's Letter ...................  12-14

   Growth of a $10,000 Investment ....................................     15

Statements of Assets and Liabilities .................................     16

Statements of Operations .............................................     17

Statements of Changes In Net Assets ..................................     18

Financial Highlights - Berwyn Fund ...................................     19

Financial Highlights - Berwyn Income Fund ............................     20

Financial Highlights - Berwyn Cornerstone Fund .......................     21

Schedule of Investments - Berwyn Fund ................................  22-24

Schedule of Investments - Berwyn Income Fund .........................  25-30

Schedule of Investments - Berwyn Cornerstone Fund ....................  31-32

Notes to Financial Statements ........................................  33-37

About Your Funds' Expenses ...........................................  38-39

Other Information ....................................................     39

Approval of Advisory Agreements ......................................  40-41

THE BERWYN FUNDS
================================================================================

                            2006 SEMI-ANNUAL REPORT

                                THE BERWYN FUNDS

                           LETTER FROM THE PRESIDENT

July 24, 2006

Dear Shareholder:

The stock market rallied throughout the first four months of 2006, but declined sharply in May and failed to rebound in June. After a broad three-year rally, there was evidence of major changes taking place within the financial markets. First, during the May period of market weakness, larger capitalization stocks performed better than smaller capitalization stocks. Small-cap stocks had been outperforming large-cap stocks since the first quarter of 2000. The under-performance of small-cap stocks probably signals a change in leadership that is not unexpected after the especially powerful advance made by small-cap stocks since October, 2002.

A second important change has been the steady increase in interest rates that occurred during the first half of this year. The rise in interest rates has been orchestrated by the Federal Reserve Board in order to slow the domestic economy that had begun to show the inflationary effects of higher oil and other commodity prices.

During these difficult months the Berwyn Cornerstone Fund delivered a superior performance, advancing 5.34 percent on a total return basis. In the face of sharply rising interest rates, the Berwyn Income Fund also performed well, advancing 1.69 percent. The Berwyn Fund's decline of 1.48 percent was disappointing. We are addressing this situation by critically re-examining, and often selling, the stocks of companies that have not met our expectations as well as those of successful investments where the risk/reward ratio is no longer in our favor. At the same time, we are developing new investment ideas that will position the Berwyn Fund to regain the longer term momentum that has become
characteristic  of  this  investment   vehicle.

Our work has been somewhat complicated by the tragic events occurring in the mid-East. Oil prices, which had been coming off record levels, reached a new high of $78 on July 14th. No doubt this will have a worldwide effect on consumer spending patterns. Other, more serious consequences, such as a slowdown in OPEC oil production, are possible and each of our Funds is maintaining a responsible ownership weighting in the energy sector. As stewards of your assets we will do our best to avoid investments that could be disproportionately affected by the potentially dire events in this part of the world. However, we will also attempt to utilize this period to make solid value investments that will reward us in calmer times.

Thank you for your confidence in The Berwyn Funds.

Very truly yours,

/s/ Robert E. Killen

Robert E. Killen
President

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND THE PRINCIPAL VALUE OF AN INVESTMENT IN THE FUNDS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA CITED. CURRENT MONTH END DATA IS AVAILABLE AT WWW.THEBERWYNFUNDS.COM.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUNDS CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS AND SHOULD BE READ BEFORE INVESTING. THE FUNDS' PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUNDS' WEB SITE (WWW.THEBERWYNFUNDS.COM) OR BY CALLING 1-800-992-6757.

The Berwyn Funds are distributed by Ultimus Fund Distributors, LLC.

THE BERWYN FUNDS
================================================================================

                            2006 SEMI-ANNUAL REPORT

                                  BERWYN FUND

                          A SERIES OF THE BERWYN FUNDS


July 24, 2006

Dear Berwyn Fund Shareholder:

The Berwyn Fund (BF) declined 1.48 percent on a total return basis in the first half of 2006 as compared to a gain of 2.69 percent in the first half of 2005. The drop in the Fund's share price occurred during the second quarter when worldwide equity markets were under selling pressure and stock prices of most smaller capitalization companies fared worse than those of larger capitalization companies.

During the six month period ended June 30, 2006, the Dow Jones Industrial Average, Standard & Poor's 500 and NASDAQ Composite registered total returns of
5.23 percent, 2.71 percent and -1.51 percent, respectively. Our reference index, the Russell 2000, advanced 8.21 percent in this time interval.

Despite the fact that we have dramatically outperformed our reference index over the past five years, the underperformance in the first half of this year is not taken lightly and we have been working hard to understand the reasons for our failure to beat the index in the recent past. As stated in our March 31st quarterly letter, we have been repositioning the BF out of the "hot areas" of the stock market into areas that we believe have less downside risk. This strategy was based upon the belief that the three year old market rally was beginning to falter and that speculative excesses were present in the stocks at the forefront of the aging advance. Although the stock market rally has faltered and there is evidence that the market's previous leadership is changing, in the short-term our strategy has not been effective. From early May until the time of this writing, the BF has performed as well as the Russell 2000 Index.

Since our last report, we have eliminated three stocks from the portfolio: EPIQ Systems, Quidel and Russell Manufacturing, which received a takeover offer from Berkshire Hathaway, Warren Buffet's investment vehicle. EPIQ was sold at a modest loss and Quidel at a generous gain. In addition, the Fund took profits by reducing its ownership in American Equity Life, LaBranche, Neoware and Westmoreland Coal.

--------------------------------------------------------------------------------
                                  BERWYN FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                           JUNE 30, 2006 (UNAUDITED)

                                           Consumer Discretionary - 17.4%
                                           Consumer Staples - 5.8%
                                           Energy - 10.0%
       [GRAPHIC OMITTED]                   Financials - 11.1%
                                           Health Care - 11.0%
                                           Industrials - 18.4%
                                           Information Technology - 15.5%
                                           Materials - 5.6%
                                           Utilities - 2.2%
                                           Short-Term Investments - 3.0%
--------------------------------------------------------------------------------

Gold Kist, a major provider of broiler chickens and processed chicken to the food industry was purchased in April at what we believe will prove to be an attractive price. Gold Kist had dropped from a high of $23 per share to $11 per share amidst the worldwide avian flu scare and a consequent drop in poultry consumption. Prior to the end of the second quarter we began adding International Coal Group to the portfolio. International Coal Group is controlled by Wilbur Ross, a respected investor who shares our optimism in coal as an important provider of fuel to the electrical power industry.

Finally, we used the weak stock market as an opportunity to add to our existing positions in Agilysys, Hercules, Input/Output, Lifepoint Hospitals, Microtek Medical, Nautilus, Rehabcare and YRC Worldwide (formerly Yellow Trucking).

As of June 30, 2006, the BF had a cash position of 3.0 percent and remained closed to new investors. Our commitment to long-term, value investing is unwavering.

Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.


--------------------------------------------------------------------------------

LONG TERM FUND PERFORMANCE AS OF 6/30/06 (AVERAGE ANNUAL TOTAL RETURNS)

                                One Year     Five Years     Ten Years
                                --------     ----------     ---------
Berwyn Fund                      7.62%         14.51%         9.74%

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in BF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

--------------------------------------------------------------------------------

Returns for Berwyn Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The returns shown do not reflect the deduction of taxes a shareholder may pay on the redemption of Fund shares or Fund distributions.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757

The Berwyn Funds are distributed by Ultimus Fund Distributors, LLC.


                                         COMPARISON OF THE CHANGE IN VALUE OF $10,000 INVESTMENT
                                                   IN BERWYN FUND AND RUSSELL 2000 INDEX


                                                              [GRAPHIC OMITTED]


                   June 96    June 97   June 98   June 99   June 00   June 01   June 02   June 03   June 04   June 05   June 06
                   -------------------------------------------------------------------------------------------------------------
Berwyn Fund        $10,000    $11,755   $13,284   $11,734   $ 9,942   $12,777   $14,807   $14,231   $20,076   $23,365   $25,169
Russell 2000 Index $10,000    $11,633   $13,553   $13,756   $15,727   $15,817   $14,457   $14,220   $18,964   $20,756   $23,781


Past performance is not predictive of future performance.

THE BERWYN FUNDS
================================================================================

                            2006 SEMI-ANNUAL REPORT

                               BERWYN INCOME FUND

                          A SERIES OF THE BERWYN FUNDS


July 25, 2006

Dear Berwyn Income Fund Shareholder:

The total return to shareholders of the Berwyn Income Fund (BIF) for the first six months of the year was 1.69%. Net asset value per share decreased from $11.85 on December 31, 2005 to $11.77 on June 30, 2006. During the first half of 2006, BIF paid two quarterly dividends totaling $0.28 per share from net investment income versus $0.25 paid in the first half of 2005.

Performance in the first half was negatively affected by investment grade bond prices, which declined in price due to heightened fears of inflation and the Federal Reserve Board's (FRB) continued increases in the benchmark Federal Funds rate. However, positive returns from BIF's high yield bond and dividend-paying stock holdings counteracted the decline in investment grade bonds.

Reflecting the market trends mentioned above, BIF's reference indices behaved as follows during the first six months: The Citigroup Broad Investment-Grade Bond Index (BIG) produced a negative 0.78 percent total return while the Citigroup High Yield Composite Index (HYC), the Lipper Income Fund Index (LIFI) and the Merrill Lynch High Yield Master II Index (MLHYMII) recorded total returns of
2.19 percent, 2.28 percent and 3.07 percent, respectively. LIFI is our only reference index with an equity component. BIF's corporate bond portfolio, its largest investment sector, is a blend of both investment-grade and high yield bonds.

Given the Fund's objective of generating current income while preserving capital in real terms, nearly three-quarters of BIF's portfolio was invested in fixed income securities as of June 30, 2006, the majority in corporate bonds. High yield bonds, the majority of which are rated BB, comprised 42 percent of the total bond portfolio. Our relatively low weighting in high yield bonds and our emphasis over the past few quarters on short and intermediate term maturities are indicative of our outlook for a slowing economy. BIF's overall sector breakdown at quarter's end is as follows: 57.6 percent corporate bonds, 26.3 percent

--------------------------------------------------------------------------------

                               BERWYN INCOME FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                           JUNE 30, 2006 (UNAUDITED)

                                           Corporate Bonds - 57.6%
                                           Common Stocks - 26.3%
        [GRAPHIC OMITTED]                  Preferred Stocks - 0.9%
                                           Convertible Stocks - 0.9%
                                           Mutual Funds - 0.4%
                                           Government Debt - 10.5%
                                           Short-Term Investments - 3.4%

--------------------------------------------------------------------------------
dividend-paying common stocks, 10.5 percent US Government Treasuries and Agency bonds, 3.4 percent short-term investments, 0.4 percent mutual funds, 0.9 percent convertible bonds and 0.9 percent preferred stock.

While we cannot be certain, there are reasons to be optimistic that the FRB can achieve a "soft landing" for the U.S. economy via its measured tightening policy. The FRB has raised interest rates 17 consecutive times, beginning in June 2004. As a consequence, evidence of a consumer led economic slowdown has become apparent, particularly in the housing market. It seems likely that strong business and capital investment can, at least partially, compensate for waning consumer spending. Given the current low level of worldwide inflation, it may be possible that only a moderate consumer led slowdown will be sufficient to stave off domestic inflation. A "soft landing" would support both investment grade and high yield bonds to the benefit of BIF shareholders. We are well positioned to take advantage of opportunities that may arise in the high yield bond and dividend-paying stock sectors in the months ahead.

Thank you for your confidence in the Berwyn Income Fund.

Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.


--------------------------------------------------------------------------------

LONG TERM FUND PERFORMANCE AS OF 6/30/06 (AVERAGE ANNUAL TOTAL RETURNS)

                                One Year     Five Years     Ten Years
                                --------     ----------     ---------
Berwyn Income Fund               3.31%         8.06%          7.21%

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in BIF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

--------------------------------------------------------------------------------

Returns for Berwyn Income Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BIF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The returns shown do not reflect the deduction of taxes a shareholder may pay on the redemption of Fund shares or Fund distributions.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757.

The Berwyn Funds are distributed by Ultimus Fund Distributors, LLC.


                                             COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                                                BERWYN INCOME FUND, CITIGROUP HIGH YIELD COMPOSITE INDEX
                                                        AND CITIGROUP BROAD INVESTMENT GRADE INDEX


                                                                      [GRAPHIC OMITTED]


                       June 1996 June 1997 June 1998 June 1999 June 2000 June 2001 June 2002 June 2003 June 2004 June 2005 June 2006
                       -------------------------------------------------------------------------------------------------------------
Berwyn Income Fund (BIF)   $10,000  $11,309  $12,304  $11,828   $11,791   $13,585   $14,938   $16,813   $18,007   $19,368   $20,009
Citigroup High Yield
 Composite Index (HYC)     $10,000  $11,563  $13,107  $13,157   $12,914   $12,435   $11,602   $14,889   $16,227   $18,235   $18,791
Citigroup Broad Investment
 Grade Index (BIG)         $10,000  $9,817   $11,962  $12,335   $12,891   $14,343   $15,561   $17,199   $17,264   $18,473   $18,323


Past performance is not predictive of future performance.




                                                 COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                                                BERWYN INCOME FUND AND MERRILL LYNCH HIGH YIELD MASTER II INDEX


                                                                     [GRAPHIC OMITTED]


                       June 1996 June 1997 June 1998 June 1999 June 2000 June 2001 June 2002 June 2003 June 2004 June 2005 June 2006
                       -------------------------------------------------------------------------------------------------------------
Berwyn Income Fund (BIF)   $10,000  $11,309  $12,304  $11,828   $11,791   $13,585   $14,938   $16,813   $18,007   $19,368   $20,009
Merrill Lynch High Yield
 Master II Index (MLHYMII) $10,000  $11,463  $12,815  $12,930   $12,804   $12,683   $12,128   $14,826   $16,338   $18,073   $18,923

Past performance is not predictive of future performance.

Previously, the Citigroup High Yield Composite Index was used as the Fund's primary benchmark. The Advisor has decided to use the Merrill Lynch High Yield Master II Index (ML HYMII) as its primary benchmark. The Advisor believes that the ML HYMII Index is a more inclusive index than the Citigroup High Yield Composite Index ("HYC") giving it a more accurate representation of the overall high yield bond market. HYC is restricted to bonds maturing in no less than 7 years, whereas ML HYMII does not have this restriction. Since the Advisor is not subject to a similar restriction in the selection of high yield bond investments for BIF, the Advisor believes that ML HYMII is a more appropriate reference index. In addition, of these two indices, ML HYMII is more widely used and recognized within the investment community as a proxy for the high yield market. Finally, the Advisor believes use of ML HYMII will allow for improved attribution and analysis of bond investment data.


                                               COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                                                       BERWYN INCOME FUND AND LIPPER INCOME FUND INDEX


                                                                     [GRAPHIC OMITTED]


                       June 1996 June 1997 June 1998 June 1999 June 2000 June 2001 June 2002 June 2003 June 2004 June 2005 June 2006
                       -------------------------------------------------------------------------------------------------------------
Berwyn Income Fund (BIF)   $10,000  $11,308  $12,304  $11,828   $11,791   $13,584   $14,938   $16,814   $18,007   $19,368   $20,009
Lipper Income Fund
 Index (LII)               $10,000  $11,681  $13,527  $14,283   $14,709   $15,329   $14,903   $15,848   $17,213   $18,477   $19,384


Past performance is not predictive of future performance.

THE BERWYN FUNDS
================================================================================

                            2006 SEMI-ANNUAL REPORT

                            BERWYN CORNERSTONE FUND

                          A SERIES OF THE BERWYN FUNDS


July 24, 2006

Dear Berwyn Cornerstone Fund Shareholder:

During the second quarter of 2006 Berwyn Cornerstone Fund (BCF) declined 0.50 percent on a total return basis. This compares with a loss of 1.44 percent for the S&P 500 Index and 3.15 percent for the S&P MidCap 400 Index. For the first six months of the year, on a total return basis BCF rose 5.34 percent compared to a gain of 2.71 percent for the S&P 500 Index and a gain of 4.24 percent for the S&P MidCap 400 Index.

The best performing stocks in the Fund during the first six months of the year were CSX Corp (CSX), which increased 39 percent, and Campbell Soup (CPB), up 25 percent. CSX, one of the two major eastern U.S. railroad companies, is a holding which we have discussed in previous letters. The stock has performed very well over the past few years, benefiting from new management and strong demand for coal and other raw materials. As discussed below, we have been reducing our positions in some of our better long term performers, including CSX. Campbell Soup reported very strong results for the first half of 2006. The company has undergone a multi-year turnaround and is now realizing the rewards. Underperformers for the quarter included Talbots (TLB), down 33 percent, and Unumprovident (UNM), down 20 percent. We have recently started to sell our Talbots' stock due to the company's fundamental underperformance while we are retaining our position in Unumprovident as its turnaround appears to remain on track.

2006 got off to a strong start with most stock indices registering solid gains in the first quarter. In our first quarter shareholder letter we stated our opinion that the biggest risk to this advance was rising interest rates. This concern proceeded to materialize as interest rates rose throughout the second quarter. Stock prices were punished as a consequence of the potential widespread economic impact of rising rates. For now, however, strong global growth appears to be fueling the demand for raw materials. This has been a boon for companies that are associated with basic materials, ranging from producers of oil and copper down to the transportation companies that supply the end users with the raw materials. BCF has benefited from this trend, most notably with CSX Corp, which was

--------------------------------------------------------------------------------

                             BERWYN CORNERSTONE FUND
                           TOTAL INVESTMENTS AND CASH
                            (% OF TOTAL INVESTMENTS)
                           JUNE 30, 2006 (UNAUDITED)

                                           Consumer Discretionary - 14.4%
                                           Consumer Staples - 8.9%
                                           Energy - 8.2%
                                           Financials - 9.0%
    [GRAPHIC OMITTED]                      Health Care - 11.3%
                                           Industrials - 12.1%
                                           Information Technology - 12.4%
                                           Materials - 3.8%
                                           Utilities - 4.8%
                                           iShares - 6.2%
                                           Short-Term Investments - 8.9%

--------------------------------------------------------------------------------
discussed in the preceding paragraph. The tightness of supply in natural resources has led to increased inflationary pressures and created concern among central bankers around the globe. As the Federal Reserve has continued to raise rates short-term interest rates, many other central banks, most notably Japan, have also moved to a less accommodative stance.

The major concern for the second half of 2006 is the risk of a slowdown in corporate profits as a result of an ever-tightening monetary policy. Higher global interest rates should eventually lead to slowing economic activity. The amount of slowing is always difficult to predict, but could range from a minor dip in the growth rate, which would likely have little effect on corporate profits, to a more significant slowdown with meaningful effects. Given a slowing economic scenario, it is important to be mindful of the risk/reward relationship in both current and prospective holdings. With this in mind, we have taken profits in certain stocks that have performed well. While many of these stocks are not necessarily overvalued, they have advanced significantly and stand at valuation levels that heighten their risks to negative company news or macroeconomic events.

As always, it is important to continue to look for attractively valued situations. In the mid and large cap areas, there are still, in our opinion, significant values to be found, although they are not in the sectors favored by the market. In the first quarter we discussed our purchases of Johnson & Johnson and Abbott Laboratories, both of which are in the health care sector. In the most recent quarter, we added consumer stock Harley Davidson (HDI), computer hardware provider CDW (CDWC) and money center bank JP Morgan (JPM) to the portfolio. We believe that all three offer compelling values at current prices, with lower risks and the potential for upside moves. Overall, we are encouraged by the valuations we are seeing in the mid and large cap area. Many are high quality companies trading at low valuation multiples that could become attractive long-term holdings.

We are encouraged by our results in the first half of 2006 and look forward to reporting on our progress in future periods. As always, we appreciate our shareholders' support.


Very truly yours,

/s/ The Killen Group, Inc.

The Killen Group, Inc.

--------------------------------------------------------------------------------
LONG TERM FUND PERFORMANCE AS OF 6/30/06 (AVERAGE ANNUAL TOTAL RETURNS)

                                      One Year      From Inception (5/01/02)
                                      --------      ------------------------

Berwyn Cornerstone Fund                 6.67%                8.83%

Past performance is not a guarantee of future results. The investment return and the principal value of an investment in BIF will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data cited. Current month end data is available at www.theberwynfunds.com.

--------------------------------------------------------------------------------

Returns for Berwyn Cornerstone Fund Series are before taxes and are net of all expenses, advisory fees and commission charges and include the reinvestment of BCF's dividends and distributions (total return). All index returns listed herein also include the reinvestment of dividends, distributions and interest (total return). The returns shown do not reflect the deduction of taxes a shareholder may pay on the redemption of Fund shares or Fund distributions.

AN INVESTOR SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND SHOULD BE READ BEFORE INVESTING. THE FUND'S PROSPECTUS MAY BE OBTAINED BY DOWNLOADING IT FROM THE FUND'S WEB SITE OR BY CALLING 1-800-992-6757.

The Berwyn Funds are distributed by Ultimus Fund Distributors, LLC.


                          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                             IN BERWYN CORNERSTONE FUND AND S&P MID-CAP 400 INDEX


                                                 [GRAPHIC OMITTED]



                         April 2002  June 2002  June 2003  June 2004  June 2005  June 2006
                         ----------------------------------------------------------------
Berwyn Cornerstone Fund    $10,000    $ 9,660    $10,470    $12,080    $13,334    $14,223
S & P 500 Index            $10,000    $ 9,220    $ 9,243    $11,008    $11,703    $12,712
S & P Mid-Cap 400 Index    $10,000    $ 9,112    $ 9,045    $11,575    $13,198    $14,911


Past performance is not predictive of future performance.

THE BERWYN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)
========================================================================================================
                                                                            BERWYN           BERWYN
                                                           BERWYN           INCOME         CORNERSTONE
                                                            FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Investments in Securities:
  At Market Value (Cost $165,104,723, $222,895,955
    and $5,664,058 for Berwyn Fund, Berwyn Income
    Fund and Berwyn Cornerstone Fund, respectively)
    (Note 2) ......................................     $ 173,097,658    $ 221,634,151    $   6,199,586
Receivables:
  Dividends .......................................           170,509          140,216            4,366
  Interest ........................................                --        2,342,316               --
  Fund Shares Sold ................................           139,480           23,243              275
  Investment Securities Sold ......................         2,027,211          410,640               --
  Receivable from Advisor .........................                --               --            4,187
Prepaid Expenses ..................................            35,308           33,188           16,188
Other Assets ......................................                --            1,251               --
                                                        -------------    -------------    -------------
      TOTAL ASSETS ................................       175,470,166      224,585,005        6,224,602
                                                        -------------    -------------    -------------

LIABILITIES
Payables:
  Investment Securities Purchased .................         1,553,279          653,963            5,979
  Fund Shares Redeemed ............................           158,293          303,165            5,000
  Accrued Investment Advisory Fees (Note 5) .......           144,901           91,716               --
  Accrued Administration Fees (Note 5) ............            21,000           25,900            3,130
Other Accrued Expenses and Liabilities ............             5,350           11,531            5,960
                                                        -------------    -------------    -------------
      TOTAL LIABILITIES ...........................         1,882,823        1,086,275           20,069
                                                        -------------    -------------    -------------

NET ASSETS ........................................     $ 173,587,343    $ 223,498,730    $   6,204,533
                                                        =============    =============    =============

NET ASSETS CONSIST OF:
Paid-in Capital ...................................     $ 154,027,451    $ 227,314,837    $   5,490,708
Accumulated Net Investment Income .................           265,156           51,406           21,779
Accumulated Net Realized Gains (Losses) ...........        11,301,801       (2,605,709)         156,518
Net Unrealized Appreciation (Depreciation)
  on Investment Securities ........................         7,992,935       (1,261,804)         535,528
                                                        -------------    -------------    -------------
NET ASSETS ........................................     $ 173,587,343    $ 223,498,730    $   6,204,533
                                                        =============    =============    =============

SHARES OF BENEFICIAL INTEREST OUTSTANDING
  (No Par Value, Unlimited Authorized) ............         5,938,258       18,994,649          449,203
                                                        =============    =============    =============

NET ASSET VALUE AND OFFERING PRICE PER SHARE ......     $       29.23    $       11.77    $       13.81
                                                        =============    =============    =============

MINIMUM REDEMPTION PRICE PER SHARE (NOTE 2) .......     $       28.94    $       11.65    $       13.67
                                                        =============    =============    =============

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)
========================================================================================================
                                                                            BERWYN           BERWYN
                                                           BERWYN           INCOME         CORNERSTONE
                                                            FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends .........................................   $   1,401,337    $   1,568,817    $      77,744
  Interest ..........................................          74,295        4,510,218            1,419
                                                        -------------    -------------    -------------
    Total Investment Income .........................       1,475,632        6,079,035           79,163
                                                        -------------    -------------    -------------

EXPENSES
  Investment Advisory Fees (Note 5) .................         980,359          567,041           28,692
  Administration Fees (Note 5) ......................         143,782          161,325           18,700
  Postage and Supplies ..............................          26,208           24,774            4,191
  Professional Fees .................................          18,554           16,554           14,305
  Registration Fees .................................          21,137           16,695           11,044
  Custodian Fees ....................................          23,825           13,538            3,903
  Insurance .........................................           5,959            8,818              539
  Trustees' Fees ....................................           4,200            4,200            4,200
  Other Expenses ....................................             233           18,774            4,689
                                                        -------------    -------------    -------------
    Total Expenses Before Reimbursement by Advisor ..       1,224,257          831,719           90,263
    Less Expenses Waived and/or Paid by Advisor .....              --               --          (32,879)
                                                        -------------    -------------    -------------
      Net Expenses ..................................       1,224,257          831,719           57,384
                                                        -------------    -------------    -------------

      Net Investment Income .........................         251,375        5,247,316           21,779
                                                        -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  Net Realized Gains from Sales
    of Investment Securities ........................      11,294,338        2,478,087          157,439
  Net Change in Net Unrealized Appreciation
    (Depreciation) on Investment Securities .........     (14,787,012)      (3,838,397)         100,379
                                                        -------------    -------------    -------------

  Net Realized and Unrealized
    Gains (Losses) on Investments ...................      (3,492,674)      (1,360,310)         257,818
                                                        -------------    -------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................   $  (3,241,299)   $   3,887,006    $     279,597
                                                        =============    =============    =============

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                  BERWYN                          BERWYN
                                                  BERWYN                          INCOME                        CORNERSTONE
                                                   FUND                            FUND                            FUND
                                        -------------------------------------------------------------------------------------------
                                        SIX MONTHS                     SIX MONTHS                      SIX MONTHS
                                           ENDED           YEAR           ENDED            YEAR           ENDED           YEAR
                                          6/30/06         ENDED          6/30/06          ENDED          6/30/06         ENDED
                                        (UNAUDITED)      12/31/05      (UNAUDITED)       12/31/05      (UNAUDITED)      12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS
 Net Investment Income (Loss) ........  $    251,375   $    121,459    $  5,247,316    $ 10,082,644    $     21,779   $     (6,417)
 Net Realized Gains from
   Sales of Investment Securities ....    11,294,338     16,089,609       2,478,087       5,077,708         157,439        120,176
 Net Change in Net Unrealized
   Appreciation (Depreciation) on
   Investment Securities .............   (14,787,012)    (6,609,928)     (3,838,397)    (10,432,818)        100,379         97,389
                                        ------------   ------------    ------------    ------------    ------------   ------------
   Net Increase (Decrease) in Net
     Assets Resulting from Operations.    (3,241,299)     9,601,140       3,887,006       4,727,534         279,597        211,148
                                        ------------   ------------    ------------    ------------    ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS
 From Net Investment Income ..........            --       (107,678)     (5,309,059)    (10,048,532)             --             --
 From Realized Gains from Sales of
   Investments .......................            --    (16,120,929)             --              --              --       (114,063)
                                        ------------   ------------    ------------    ------------    ------------   ------------
   Net Decrease in Net Assets
     Resulting from Distributions ....            --    (16,228,607)     (5,309,059)    (10,048,532)             --       (114,063)
                                        ------------   ------------    ------------    ------------    ------------   ------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from Shares Sold ...........    57,410,404    129,598,261      23,459,423      85,827,117         945,742      2,914,363
 Net Asset Value of Shares Issued in
   Reinvestment of Distributions
   to Shareholders ...................            --     15,650,642       4,817,949       9,150,517              --        114,063
 Proceeds from Redemption
   Fees Collected (Note 2) ...........       321,927        225,854          16,614          64,036              99            572
 Shares Redeemed .....................   (66,599,370)   (68,079,966)    (38,101,453)    (60,606,930)       (168,863)      (297,246)
                                        ------------   ------------    ------------    ------------    ------------   ------------
   Net Increase (Decrease) in Net
     Assets from Capital Share
     Transactions ....................    (8,867,039)    77,394,791      (9,807,467)     34,434,740         776,978      2,731,752
                                        ------------   ------------    ------------    ------------    ------------   ------------

   Total Increase (Decrease) in
     Net Assets ......................   (12,108,338)    70,767,324     (11,229,520)     29,113,742       1,056,575      2,828,837

NET ASSETS
 Beginning of Period .................   185,695,681    114,928,357     234,728,250     205,614,508       5,147,958      2,319,121
                                        ------------   ------------    ------------    ------------    ------------   ------------
 End of Period .......................  $173,587,343   $185,695,681    $223,498,730    $234,728,250    $  6,204,533   $  5,147,958
                                        ============   ============    ============    ============    ============   ============

ACCUMULATED NET INVESTMENT INCOME ....  $    265,156   $     13,781    $     51,406    $    113,149    $     21,779   $         --
                                        ============   ============    ============    ============    ============   ============

CAPITAL SHARES ISSUED AND REDEEMED
 Sold ................................     1,868,791      4,115,647       1,962,044       7,169,924          68,915        224,185
 Reinvested ..........................            --        521,862         407,097         770,685              --          8,661
 Redeemed ............................    (2,189,863)    (2,346,441)     (3,187,522)     (5,081,953)        (12,458)       (22,480)
                                        ------------   ------------    ------------    ------------    ------------   ------------
 Net Increase (Decrease) from Fund
   Share Transactions ................      (321,072)     2,291,068        (818,381)      2,858,656          56,457        210,366
 Shares Outstanding,
   Beginning of Period ...............     6,259,330      3,968,262      19,813,030      16,954,374         392,746        182,380
                                        ------------   ------------    ------------    ------------    ------------   ------------
 Shares Outstanding,
   End of Period .....................     5,938,258      6,259,330      18,994,649      19,813,030         449,203        392,746
                                        ============   ============    ============    ============    ============   ============

See Accompanying Notes to Financial Statements.

BERWYN FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================================================

                                           SIX MONTHS
                                              ENDED                                  YEARS ENDED
                                             6/30/06   ---------------------------------------------------------------------
                                           (UNAUDITED)     12/31/05     12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ...   $   29.67      $   28.96    $   24.78     $   17.23     $   20.07     $   16.52
                                           ---------      ---------    ---------     ---------     ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
 Net Investment Income (Loss) ..........        0.04           0.02        (0.01)        (0.03)         0.05          0.30
 Net Realized and Unrealized Gains
   (Losses) on Securities ..............       (0.53)          3.48         5.64          8.66         (1.43)         4.46
                                           ---------      ---------    ---------     ---------     ---------     ---------
   Total Income (Loss) from
     Investment Operations .............       (0.49)          3.50         5.63          8.63         (1.38)         4.76
                                           ---------      ---------    ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
 Dividends from Net Investment Income ..          --          (0.02)          --            --         (0.06)        (0.24)
 Distributions from Net Realized Gains .          --          (2.83)       (1.48)        (1.08)        (1.40)        (0.97)
                                           ---------      ---------    ---------     ---------     ---------     ---------
   Total Distributions .................          --          (2.85)       (1.48)        (1.08)        (1.46)        (1.21)
                                           ---------      ---------    ---------     ---------     ---------     ---------

PROCEEDS FROM REDEMPTION FEES
 COLLECTED (NOTE 2) ....................        0.05           0.06         0.03            --            --            --
                                           ---------      ---------    ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD .........   $   29.23      $   29.67    $   28.96     $   24.78     $   17.23     $   20.07
                                           =========      =========    =========     =========     =========     =========

TOTAL RETURN ...........................      (1.48%)*       12.18%       22.83%        50.01%        (6.88%)       28.93%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (000) .......   $ 173,587      $ 185,696    $ 114,928     $  51,784     $  32,279     $  43,960

 Ratio of Total Expenses to Average
   Net Assets ..........................       1.25%**        1.28%        1.20%         1.41%         1.29%         1.24%

 Ratio of Net Investment Income (Loss)
   To Average Net Assets ...............       0.26%**        0.11%       (0.08%)       (0.13%)        0.25%         1.32%

 Portfolio Turnover Rate ...............         34%**          31%          23%           23%           32%           37%

*    Not Annualized
**   Annualized

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
FINANCIAL HIGHLIGHTS
============================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
============================================================================================================================

                                           SIX MONTHS
                                              ENDED                                  YEARS ENDED
                                             6/30/06   ---------------------------------------------------------------------
                                           (UNAUDITED)     12/31/05     12/31/04      12/31/03      12/31/02      12/31/01
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....  $   11.85      $   12.13    $   11.74     $   10.64     $   10.32     $    9.76
                                           ---------      ---------    ---------     ---------     ---------     ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income ..................       0.28           0.51         0.51          0.57          0.62          0.74
 Net Realized and Unrealized Gains
   (Losses) on Securities ...............      (0.08)         (0.28)        0.40          1.12          0.33          0.60
                                           ---------      ---------    ---------     ---------     ---------     ---------
   Total Income from
   Investment Operations ................       0.20           0.23         0.91          1.69          0.95          1.34
                                           ---------      ---------    ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS:
 Dividends from Net Investment Income ...      (0.28)         (0.51)       (0.53)        (0.59)        (0.63)        (0.78)
                                           ---------      ---------    ---------     ---------     ---------     ---------

PROCEEDS FROM REDEMPTION
 FEES COLLECTED (NOTE 2) ................       0.00***        0.00***      0.01            --            --            --
                                           ---------      ---------    ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD ..........  $   11.77      $   11.85    $   12.13     $   11.74     $   10.64     $   10.32
                                           =========      =========    =========     =========     =========     =========

TOTAL RETURN ............................      1.69%*         1.96%        7.98%        16.23%         9.38%        14.12%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period (000) ........  $ 223,499      $ 234,728    $ 205,615     $ 135,385     $  79,146     $  48,341

 Ratio of Total Expenses to
   Average Net Assets ...................      0.73%**        0.72%        0.64%         0.67%         0.71%         0.69%

 Ratio of Net Investment Income
   To Average Net Assets ................      4.63%**        4.34%        4.54%         5.32%         6.16%         7.91%

Portfolio Turnover Rate .................        30%**          49%          48%           54%           39%           50%

*    Not Annualized
**   Annualized
***  Amount  rounds  to less than  $0.01  per  share.

See Accompanying Notes to Financial Statements.

BERWYN CORNERSTONE FUND
FINANCIAL HIGHLIGHTS
=================================================================================================================================

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================================
                                            SIX MONTHS
                                               ENDED              YEAR              YEAR              YEAR            PERIOD
                                              6/30/06            ENDED             ENDED             ENDED            ENDED
                                            (UNAUDITED)         12/31/05          12/31/04          12/31/03         12/31/02*
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ....   $     13.11       $     12.72       $     11.58       $      9.89      $     10.00
                                            -----------       -----------       -----------       -----------      -----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
 Net Investment Income (Loss) ...........          0.05             (0.02)            (0.03)            (0.05)           (0.02)**
 Net Realized and Unrealized Gains
   (Losses) on Securities ...............          0.65              0.71              1.26              1.74            (0.09)**
                                            -----------       -----------       -----------       -----------      -----------
   Total Income (Loss) from
     Investment Operations ..............          0.70              0.69              1.23              1.69            (0.11)
                                            -----------       -----------       -----------       -----------      -----------

LESS DISTRIBUTIONS:
 Distributions from Net Realized Gains ..            --             (0.30)            (0.09)               --               --
                                            -----------       -----------       -----------       -----------      -----------

PROCEEDS FROM REDEMPTION
 FEES COLLECTED (NOTE 2) ................          0.00***           0.00***             --                --               --
                                            -----------       -----------       -----------       -----------      -----------

NET ASSET VALUE, END OF PERIOD ..........   $     13.81       $     13.11       $     12.72       $     11.58      $      9.89
                                            ===========       ===========       ===========       ===========      ===========

TOTAL RETURN ............................         5.34%##           5.40%            10.62%            17.09%           (1.10%)##

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, End of Period ..............   $ 6,204,533       $ 5,147,958       $ 2,319,121       $ 1,242,554      $   540,064

 Ratio of Total Expenses
   to Average Net Assets ................         3.14%+            3.63%             5.46%            11.30%           39.09%+

 Ratio of Net Expenses
   to Average Net Assets ................         2.00%+#           2.00%#            1.99%#            1.89%#           1.62%+#

 Ratio of Net Investment Loss
   to Average Net Assets ................        (0.38%)+          (1.79%)           (3.85%)          (10.07%)         (38.30%)+

 Ratio of Net Investment Income (Loss)
   to Average Net Assets ................         0.76%+#          (0.16%)#          (0.38%)#          (0.66%)#         (0.83%)+#

 Portfolio Turnover Rate ................           25%+              18%                7%               27%              18%

* Represents the period from the commencement of operations (May 1, 2002) through December 31, 2002.
**   Per share data was  calculated  using average  shares  outstanding  for the period.
***  Amount rounds to less than $0.01 per share.
##   Not annualized
+    Annualized
#    After advisory fee waivers and expense reimbursements by the Advisor.

See Accompanying Notes to Financial Statements.

BERWYN FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS -- 96.7%                                VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 5.2%
    234,066    Ducommun, Inc.+ ...............................   $   4,334,903
    110,970    Esterline Technologies Corp.+ .................       4,615,242
                                                                 -------------
                                                                     8,950,145
                                                                 -------------
               AIRLINES -- 2.7%
    207,500    SkyWest, Inc. .................................       5,137,700
                                                                 -------------

               BANKING -- 0.5%
     61,943    CFS Bankcorp, Inc. ............................         907,465
                                                                 -------------

               COMMERCIAL PRINTING -- 6.0%
    124,820    Courier Corp. .................................       4,974,077
    274,000    Ennis, Inc. ...................................       5,392,320
                                                                 -------------
                                                                    10,366,397
                                                                 -------------
               COMMUNICATION EQUIPMENT -- 2.7%
    482,902    Tollgrade Communications, Inc.+ ...............       4,708,294
                                                                 -------------

               COMPUTER - INTEGRATED SYSTEMS -- 7.8%
    297,300    Agilysys, Inc. ................................       5,348,427
    281,150    Cohu, Inc. ....................................       4,934,182
    262,500    Neoware Systems, Inc.+ ........................       3,228,750
                                                                 -------------
                                                                    13,511,359
                                                                 -------------
               COMPUTER SERVICES -- 5.0%
    809,700    Ciber, Inc.+ ..................................       5,335,923
    271,200    United Online, Inc. ...........................       3,246,264
                                                                 -------------
                                                                     8,582,187
                                                                 -------------
               CONSUMER PRODUCTS -- 6.7%
    181,100    Kenneth Cole Productions, Inc. - Class A ......       4,043,963
    291,500    Nautilus, Inc. ................................       4,579,465
     66,000    Oakley, Inc. ..................................       1,112,100
     99,100    Russell Corp. .................................       1,799,656
                                                                 -------------
                                                                    11,535,184
                                                                 -------------
               ENERGY SERVICES -- 5.3%
    217,207    Gulf Island Fabrication, Inc. .................       4,389,753
    497,950    Input/Output, Inc.+ ...........................       4,705,628
                                                                 -------------
                                                                     9,095,381
                                                                 -------------
               FINANCE - BROKERAGE -- 2.6%
    369,400    LaBranche & Co., Inc.+ ........................       4,473,434
                                                                 -------------

               FOOD PRODUCTS -- 2.9%
    376,325    Gold Kist, Inc.+ ..............................       5,008,886
                                                                 -------------

               FURNITURE MANUFACTURING -- 2.5%
    308,123    La-Z-Boy, Inc. ................................       4,313,722
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS -- 96.7% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               HEALTH CARE -- 2.8%
    151,000    LifePoint Hospitals, Inc.+ ....................   $   4,851,630
                                                                 -------------

               HEALTH CARE PROVIDERS & services -- 2.7%
    265,600    RehabCare Group, Inc.+ ........................       4,616,128
                                                                 -------------

               INSURANCE -- 5.4%
    386,400    American Equity Investment Life Co. ...........       4,119,024
    134,273    FPIC Insurance Group, Inc.+ ...................       5,185,623
                                                                 -------------
                                                                     9,304,647
                                                                 -------------
               MACHINERY MANUFACTURING -- 0.4%
     48,750    Hardinge, Inc. ................................         726,375
                                                                 -------------

               MANUFACTURED HOUSING -- 0.2%
     27,500    Patrick Industries, Inc.+ .....................         301,400
                                                                 -------------

               MEDICAL PRODUCTS & SERVICES -- 5.5%
  1,253,072    Microtek Medical Holdings, Inc.+ ..............       4,761,674
     95,979    Vital Signs, Inc. .............................       4,799,910
                                                                 -------------
                                                                     9,561,584
                                                                 -------------
               METALS & MINING -- 2.8%
    375,200    International Coal Group, Inc.+ ...............       2,697,688
     92,660    Westmoreland Coal Co.+ ........................       2,197,895
                                                                 -------------
                                                                     4,895,583
                                                                 -------------
               OIL & GAS EXPLORATION & PRODUCTION -- 4.7%
    235,400    Callon Petroleum Co.+ .........................       4,552,636
    115,300    Southwestern Energy Co.+ ......................       3,592,748
                                                                 -------------
                                                                     8,145,384
                                                                 -------------
               PRECISION INSTRUMENTS -- 1.9%
     83,984    MTS Systems Corp. .............................       3,321,567
                                                                 -------------

               REAL ESTATE INVESTMENT TRUSTS -- 2.7%
    277,600    Equity Inns, Inc. .............................       4,597,056
                                                                 -------------

               RECREATIONAL VEHICLES -- 2.6%
    353,925    Monaco Coach Corp. ............................       4,494,848
                                                                 -------------

               RETAIL - RESTAURANTS -- 2.8%
    101,600    IHOP Corp. ....................................       4,884,928
                                                                 -------------

               RUBBER & PLASTICS -- 1.7%
    271,500    Cooper Tire & Rubber Co. ......................       3,024,510
                                                                 -------------

               SPECIALTY CHEMICALS -- 5.6%
    311,200    Hercules, Inc.+ ...............................       4,748,912
    238,000    Sensient Technologies Corp. ...................       4,976,580
                                                                 -------------
                                                                     9,725,492
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS -- 96.7% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               TRANSPORTATION -- 2.8%
    116,800    YRC Worldwide, Inc.+ ..........................   $   4,918,448
                                                                 -------------

               UTILITIES -- 2.2%
    234,500    Duquesne Light Holdings, Inc. .................       3,855,180
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $159,821,979) .......   $ 167,814,914
                                                                 -------------


================================================================================
   SHARES      SHORT-TERM INVESTMENTS -- 3.0%                        VALUE
--------------------------------------------------------------------------------
  2,641,372    First American Government Obligation Fund
                 - Class Y ...................................   $   2,641,372
  2,641,372    First American Prime Obligation Fund - Class Y.       2,641,372
                                                                 -------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $5,282,744).   $   5,282,744
                                                                 -------------

               TOTAL INVESTMENTS -- 99.7% (Cost $165,104,723).   $ 173,097,658

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% .         489,685
                                                                 -------------

               NET ASSETS -- 100.0% ..........................   $ 173,587,343
                                                                 =============


+    Non-income producing security.

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS -- 26.1%                                VALUE
--------------------------------------------------------------------------------
               BANKING -- 0.7%
    125,300    First Commonwealth Financial Corp. ............   $   1,591,310
                                                                 -------------

               COMMERCIAL PRINTING -- 1.2%
    141,000    Ennis, Inc. ...................................       2,774,880
                                                                 -------------

               CONSUMER PRODUCTS -- 1.1%
     60,000    Coca-Cola Co. .................................       2,581,200
                                                                 -------------

               CONTAINERS & PACKAGING -- 1.1%
     76,229    Sonoco Products Co. ...........................       2,412,648
                                                                 -------------

               ELECTRICAL EQUIPMENT -- 0.9%
    150,000    Gentex Corp. ..................................       2,098,500
                                                                 -------------

               ELECTRONIC EQUIPMENT -- 1.1%
    232,590    Methode Electronics, Inc. .....................       2,470,106
                                                                 -------------

               FINANCIAL SERVICES -- 1.9%
     47,500    JPMorgan Chase & Co. ..........................       1,995,000
    164,207    Medallion Financial Corp. .....................       2,183,953
                                                                 -------------
                                                                     4,178,953
                                                                 -------------
               FOOD PRODUCTS -- 1.9%
     60,500    Campbell Soup Co. .............................       2,245,155
     46,500    H.J. Heinz Co. ................................       1,916,730
                                                                 -------------
                                                                     4,161,885
                                                                 -------------
               FOOD RETAILING -- 0.6%
     79,897    Ingles Markets, Inc. - Class A ................       1,364,641
                                                                 -------------

               OIL & GAS EXPLORATION & PRODUCTION -- 1.2%
     42,500    Chevron Corp. .................................       2,637,550
                                                                 -------------

               PHARMACEUTICALS -- 4.0%
     54,000    Abbott Laboratories ...........................       2,354,940
     25,100    AstraZeneca PLC - ADR .........................       1,501,482
     46,000    GlaxoSmithKline PLC - ADR .....................       2,566,800
    108,500    Pfizer, Inc. ..................................       2,546,495
                                                                 -------------
                                                                     8,969,717
                                                                 -------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.8%
     39,950    Hospitality Properties Trust ..................       1,754,604
                                                                 -------------

               SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.1%
    128,000    Intel Corp. ...................................       2,424,320
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS --26.1% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               SOFTWARE -- 1.0%
     93,000    Microsoft Corp. ...............................   $   2,166,900
                                                                 -------------

               SPECIALTY CHEMICALS -- 2.1%
     14,000    Dow Chemical Co. (The) ........................         546,420
    155,337    Hawkins, Inc. .................................       2,159,184
     52,600    Lubrizol Corp. (The) ..........................       2,096,110
                                                                 -------------
                                                                     4,801,714
                                                                 -------------
               TELECOMMUNICATIONS EQUIPMENT-- 0.6%
    145,069    SpectraLink Corp. .............................       1,247,594
                                                                 -------------

               UTILITIES -- 4.3%
     60,400    Atmos Energy Corp. ............................       1,685,764
     78,000    Cleco Corp. ...................................       1,813,500
     73,600    Great Plains Energy, Inc. .....................       2,050,496
     68,335    MGE Energy, Inc. ..............................       2,140,252
     67,300    Vectren Corp. .................................       1,833,925
                                                                 -------------
                                                                     9,523,937
                                                                 -------------
               WASTE MANAGEMENT -- 0.5%
     47,000    American Ecology Corp. ........................       1,244,560
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $53,833,191) ........   $  58,405,019
                                                                 -------------

================================================================================
   SHARES      PREFERRED STOCKS -- 0.9%                              VALUE
--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.9%
     17,100    Brandywine Realty Trust PFD C .................   $     420,831
     50,600    Equity Inns, Inc. PFD B .......................       1,280,180
     11,650    Highwoods Properties, Inc. PFD B ..............         292,415
                                                                 -------------
               TOTAL PREFERRED STOCKS (Cost $2,020,838) ......   $   1,993,426
                                                                 -------------

================================================================================
   SHARES      EXCHANGE TRADED FUNDS -- 0.4%                         VALUE
--------------------------------------------------------------------------------
      7,500    iShares GS$ InvesTop Corporate Bond Fund
                 (Cost $835,864) .............................   $     776,025
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS -- 58.0%                              VALUE
--------------------------------------------------------------------------------
               BEVERAGES/ALCOHOL -- 0.7%
$   910,000    Constellation Brands, Inc. 8.625% 08/01/06 ....   $     911,138
    700,000    Constellation Brands, Inc. 8.00% 02/15/08 .....         712,250
                                                                 -------------
                                                                     1,623,388
                                                                 -------------
               CHEMICALS -- 0.4%
  1,000,000    Union Carbide Corp. 6.70% 04/01/09 ............       1,006,296
                                                                 -------------

               COMMUNICATIONS EQUIPMENT -- 0.1%
     51,000    Anixter, Inc. 5.95% 03/01/15 ..................          46,920
                                                                 -------------

               COMPUTER - INTEGRATED SYSTEMS -- 2.3%
  5,252,000    Agilysys, Inc. 9.50% 08/01/06 .................       5,258,056
                                                                 -------------

               CONSUMER PRODUCTS -- 1.4%
  3,295,000    Chattem, Inc. 7.00% 03/01/14 ..................       3,196,150
                                                                 -------------

               CONSUMER STAPLES -- 1.4%
  1,425,000    Service Corp. Intl. 6.50% 03/15/08 ............       1,414,312
    746,000    Service Corp. Intl. 7.70% 04/15/09 ............         749,730
    904,000    Service Corp. Intl. 7.70% 04/15/09 ............         908,520
                                                                 -------------
                                                                     3,072,562
                                                                 -------------
               CONTAINERS & PACKAGING -- 2.1%
  4,693,000    Silgan Holdings, Inc. 6.75% 11/15/13 ..........       4,575,675
                                                                 -------------

               ELECTRICAL EQUIPMENT -- 1.0%
  2,158,000    Itron, Inc. 7.75% 05/15/23 ....................       2,201,160
                                                                 -------------

               ENERGY SERVICES -- 3.5%
  4,000,000    Constellation Energy Group 4.55% 06/15/15 .....       3,542,160
  4,608,000    Offshore Logistics, Inc. 6.125% 06/15/13 ......       4,250,880
                                                                 -------------
                                                                     7,793,040
                                                                 -------------
               FINANCE -- 1.9%
  1,195,000    CIT Group, Inc. 4.75% 12/15/10 ................       1,146,450
  2,000,000    CIT Group, Inc. 5.00% 02/13/14 ................       1,869,496
  1,250,000    CIT Group, Inc. 5.125% 09/30/14 ...............       1,171,879
                                                                 -------------
                                                                     4,187,825
                                                                 -------------
               FOOD PRODUCTS -- 0.4%
    980,000    H.J. Heinz Co. 6.00% 03/15/12 .................         975,571
                                                                 -------------

               FOOD RETAILING -- 2.0%
  4,430,000    Pantry, Inc. 7.75% 02/15/14 ...................       4,385,700
                                                                 -------------

               HEALTH CARE SERVICES -- 3.7%
  4,300,000    Humana, Inc. 6.30% 08/01/18 ...................       4,190,062
  4,213,000    Triad Hospitals, Inc. 7.00% 11/15/13 ..........       4,097,143
                                                                 -------------
                                                                     8,287,205
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS -- 58.0% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
               INFORMATION SERVICES -- 1.0%
$ 2,070,000    Equifax, Inc. 6.90% 07/01/28 ..................   $   2,171,111
                                                                 -------------

               INSURANCE -- 1.7%
  2,010,000    CNA Financial Corp. 6.75% 11/15/06 ............       2,016,225
  1,746,000    CNA Financial Corp. 6.60% 12/15/08 ............       1,773,517
                                                                 -------------
                                                                     3,789,742
                                                                 -------------
               INTEGRATED OIL & GAS -- 0.5%
  1,175,000    ConocoPhillips 7.125% 03/15/08 ................       1,177,802
                                                                 -------------

               MANUFACTURED HOUSING -- 2.2%
  5,043,000    Champion Enterprises, Inc. 7.625% 05/15/09 ....       4,967,355
                                                                 -------------

               MEDICAL PRODUCTS & SERVICES -- 1.6%
  3,772,000    Omnicare, Inc. 6.125% 06/01/13 ................       3,498,530
                                                                 -------------

               METAL PRODUCTS -- 0.5%
  1,089,000    Valmont Industries, Inc. 6.875% 05/01/14 ......       1,050,885
                                                                 -------------

               PHARMACEUTICALS -- 4.0%
  4,670,000    Caremark Rx, Inc. 7.375% 10/01/06 .............       4,686,326
  4,395,000    Valeant Pharmaceuticals Intl. 7.00% 12/15/11 ..       4,175,250
                                                                 -------------
                                                                     8,861,576
                                                                 -------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.1%
    604,000    Health Care REIT, Inc. 7.50% 08/15/07 .........         608,555
  2,000,000    Health Care REIT, Inc. 6.00%, 11/15/13 ........       1,933,268
                                                                 -------------
                                                                     2,541,823
                                                                 -------------
               RESTAURANTS -- 1.9%
  3,500,000    Wendy's Intl., Inc. 6.20% 06/15/14 ............       3,395,648
  1,000,000    Wendy's Intl., Inc. 7.00% 12/15/25 ............         944,331
                                                                 -------------
                                                                     4,339,979
                                                                 -------------
               RETAIL INDUSTRY -- 2.2%
  4,877,000    F.W. Woolworth Co., 8.50% 01/15/22 ............       4,919,674
                                                                 -------------

               SEMI CONDUCTOR EQUIPMENT -- 0.9%
  2,110,000    Photronics, Inc. 4.75% 12/15/06 CV ............       2,094,175
                                                                 -------------

               SPECIALTY CHEMICALS -- 0.8%
    112,000    Hercules, Inc. 6.60% 08/01/27 .................         111,020
  1,790,000    Lubrizol Corp. 5.875% 12/01/08 ................       1,785,942
                                                                 -------------
                                                                     1,896,962
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 PAR VALUE     CORPORATE BONDS -- 58.0% (CONTINUED)                  VALUE
--------------------------------------------------------------------------------
               TELECOMMUNICATIONS SERVICES -- 8.1%
$ 2,000,000    Ameritech 6.875% 10/15/27 .....................   $   1,950,688
    462,000    AT&T Corp. 7.75% 03/01/07 .....................         467,923
  1,893,000    AT&T Corp. 7.30% 11/15/11 .....................       2,009,482
  3,338,000    Cincinnati Bell, Inc. 8.375% 01/15/14 .........       3,287,930
  2,456,000    Comcast Corp. 5.30% 01/15/14 ..................       2,310,693
  1,157,000    GTE Northwest, Inc. 6.30% 06/01/10 ............       1,156,122
  2,865,000    Nextel Communications, Inc. 7.375% 08/01/15 ...       2,916,220
  1,200,000    Sprint Capital Corp. 6.875% 11/15/28 ..........       1,208,888
  1,664,000    TCI Communications, Inc. 7.875% 02/15/26 ......       1,791,815
  1,077,000    Verizon Florida, Inc. 6.125% 01/15/13 .........       1,051,926
                                                                 -------------
                                                                    18,151,687
                                                                 -------------
               TOYS -- 1.8%
  2,065,000    Hasbro, Inc. 6.15% 07/15/08 ...................       2,073,605
  2,000,000    Hasbro, Inc. 6.60% 07/15/28 ...................       1,889,394
                                                                 -------------
                                                                    3,962,999
                                                                 -------------
               TRANSPORTATION -- 4.0%
  4,300,000    Southwest Airlines Co. 5.25% 10/01/14 .........       4,047,629
  4,655,000    Yellow Roadway Corp. 8.25% 12/01/08 ...........       4,828,408
                                                                 -------------
                                                                     8,876,037
                                                                 -------------
               UTILITIES -- 4.8%
  4,400,000    Black Hills Corp. 6.50% 05/15/13 ..............       4,334,898
  1,000,000    PSEG Power, Inc. 6.375% 05/01/08 ..............       1,009,982
    703,000    PSEG Power, Inc. 7.75% 04/15/11 ...............         752,427
  2,955,000    PSEG Power, Inc. 5.50% 12/01/15 ...............       2,787,183
  1,884,000    PSI Energy, Inc. 6.52% 03/15/09 ...............       1,911,024
                                                                 -------------
                                                                    10,795,514
                                                                 -------------

               TOTAL CORPORATE BONDS (Cost $134,640,620) .....   $ 129,705,399
                                                                 -------------

================================================================================
 PAR VALUE     U.S. TREASURY AND AGENCY OBLIGATIONS -- 10.4%         VALUE
--------------------------------------------------------------------------------
               U.S. TREASURY BONDS -- 3.1%
$ 3,000,000    7.50% 11/15/16 ................................   $   3,548,436
  1,000,000    9.00% 11/15/18 ................................       1,336,406
  2,000,000    5.25% 11/15/28 ................................       1,990,624
                                                                 -------------
                                                                     6,875,466
                                                                 -------------
               U.S. TREASURY NOTES -- 5.1%
  3,000,000    3.375% 02/15/08 ...............................       2,915,859
  3,000,000    3.375% 10/15/09 ...............................       2,843,907
  3,000,000    4.00% 11/15/12 ................................       2,819,766
  3,000,000    4.00% 02/15/15 ................................       2,764,452
                                                                 -------------
                                                                    11,343,984
                                                                 -------------
               FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
  5,000,000    2.75% 10/15/06 ................................       4,962,155
                                                                 -------------

               TOTAL U.S. TREASURY AND AGENCY OBLIGATIONS
                 (Cost $23,992,765) ..........................   $  23,181,605
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      SHORT-TERM INVESTMENTS -- 3.4%                        VALUE
--------------------------------------------------------------------------------
  3,786,338    First American Government Obligation Fund
                 - Class Y ...................................   $   3,786,338
  3,786,339    First American Prime Obligation Fund - Class Y.       3,786,339
                                                                 -------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $7,572,677).   $   7,572,677
                                                                 -------------

               TOTAL INVESTMENTS -- 99.2% (Cost $222,895,955).   $ 221,634,151

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.8% .       1,864,579
                                                                 -------------

               NET ASSETS -- 100.0% ..........................   $ 223,498,730
                                                                 =============


ADR  American Depositary Receipt sponsored by a U.S. depositary bank.

PFD  Preferred Stock

CV   Convertible Security

See Accompanying Notes to Financial Statements.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================
   SHARES      COMMON STOCKS -- 84.9%                                VALUE
--------------------------------------------------------------------------------
               AEROSPACE/DEFENSE -- 2.3%
      2,180    General Dynamics Corp. ........................   $     142,703
                                                                 -------------

               AUTO & AUTO PARTS -- 3.7%
      8,305    TRW Automotive Holdings Corp.+ ................         226,560
                                                                 -------------

               COMPUTERS & PERIPHERALS -- 6.1%
      2,800    CDW Corp. .....................................         153,020
      7,025    Hewlett-Packard Co. ...........................         222,552
                                                                 -------------
                                                                       375,572
                                                                 -------------
               CONSUMER PRODUCTS -- 0.9%
      3,395    Mattel, Inc. ..................................          56,051
                                                                 -------------

               ELECTRIC COMPONENTS - SEMI-CONDUCTORS -- 3.8%
     13,550    QLogic Corp.+ .................................         233,466
                                                                 -------------

               ENERGY -- 4.2%
      5,595    Noble Energy, Inc. ............................         262,182
                                                                 -------------

               FINANCIAL SERVICES -- 5.8%
      3,730    JPMorgan Chase & Co. ..........................         156,660
      4,220    Webster Financial Corp. .......................         200,197
                                                                 -------------
                                                                       356,857
                                                                 -------------
               FOOD PRODUCTS -- 6.7%
      6,500    Cambell Soup Co. ..............................         241,215
      4,225    H.J. Heinz Co. ................................         174,154
                                                                 -------------
                                                                       415,369
                                                                 -------------
               FURNITURE MANUFACTURING -- 3.1%
      5,285    Ethan Allen Interiors, Inc. ...................         193,167
                                                                 -------------

               INSURANCE -- 3.2%
     11,055    UnumProvident Corp. ...........................         200,427
                                                                 -------------

               INTEGRATED OIL & GAS -- 4.0%
      4,005    Chevron Corp. .................................         248,550
                                                                 -------------

               MEDICAL PRODUCTS & SERVICES -- 5.6%
      5,345    Baxter International, Inc. ....................         196,482
      2,500    Johnson & Johnson .............................         149,800
                                                                 -------------
                                                                       346,282
                                                                 -------------
               MOTORCYCLES -- 2.2%
      2,450    Harley-Davidson, Inc. .........................         134,481
                                                                 -------------

               PHARMACEUTICALS -- 5.7%
      3,705    Abbott Laboratories ...........................         161,575
      8,240    Pfizer, Inc. ..................................         193,393
                                                                 -------------
                                                                       354,968
                                                                 -------------

See Accompanying Notes to Financial Statements.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS -- 84.9% (CONTINUED)                    VALUE
--------------------------------------------------------------------------------
               RETAIL INDUSTRY-- 8.2%
      2,950    Best Buy Co., Inc. ............................   $     161,778
      5,895    BJ's Wholesale Club, Inc.+ ....................         167,123
      6,315    Saks, Inc. ....................................         102,114
      4,230    Talbots, Inc. (The) ...........................          78,043
                                                                 -------------
                                                                       509,058
                                                                 -------------
               RETAIL - PHARMACY-- 2.2%
     32,270    Rite Aid Corp.+ ...............................         136,825
                                                                 -------------

               SPECIALTY CHEMICALS -- 3.8%
      5,970    Lubrizol Corp. (The) ..........................         237,905
                                                                 -------------

               TRANSPORTATION -- 2.5%
      2,265    CSX Corp. .....................................         159,547
                                                                 -------------

               TRAVEL -- 2.5%
      7,195    Sabre Holdings Corp. - Class A ................         158,290
                                                                 -------------

               UTILITIES -- 4.8%
      2,060    Dominion Resources, Inc. ......................         154,067
      3,340    Progress Energy, Inc. .........................         143,186
                                                                 -------------
                                                                       297,253
                                                                 -------------
               WASTE MANAGEMENT -- 3.6%
      6,160    Waste Management, Inc. ........................         221,021
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $4,776,499) .........   $   5,266,534
                                                                 -------------

================================================================================
   SHARES      EXCHANGE TRADED FUNDS -- 6.2%                         VALUE
--------------------------------------------------------------------------------
      2,705    iShares S&P MidCap 400/BARRA Value Index Fund .   $     201,604
      2,380    Midcap SPDR Trust Series 1 ....................         181,570
                                                                 -------------
               TOTAL EXCHANGE TRADED FUNDS (Cost $337,681) ...   $     383,174
                                                                 -------------

================================================================================
   SHARES      SHORT-TERM INVESTMENTS -- 8.8%                        VALUE
--------------------------------------------------------------------------------
    274,939    First American Government Obligation Fund
                 - Class Y ...................................   $     274,939
    274,939    First American Prime Obligation Fund - Class Y.         274,939
                                                                 -------------
               TOTAL SHORT-TERM INVESTMENTS (Cost $549,878) ..   $     549,878
                                                                 -------------

               TOTAL INVESTMENTS -- 99.9% (Cost $5,664,058) ..   $   6,199,586

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .           4,947
                                                                 -------------

               NET ASSETS -- 100.0% ..........................   $   6,204,533
                                                                 =============

+    Non-income producing security.

See Accompanying Notes to Financial Statements.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)
================================================================================

1.   ORGANIZATION

Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (individually, a "Fund," and, collectively, the "Funds") are each a no-load series of The Berwyn Funds (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940 as an open-end management investment company.

Berwyn Fund's primary investment objective is to achieve long-term appreciation; current income is a secondary consideration.

Berwyn Income Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking, in the opinion of The KillenGroup, Inc. ( the "Advisor"), reasonable investment risks.

Berwyn Cornerstone Fund's investment objective is to achieve long-term capital appreciation; current income is a secondary consideration.

Effective as of the close of business on January 6, 2006, Berwyn Fund closed to new investors and its shares are currently offered only to: (1) persons who already hold shares of the Fund directly or through accounts maintained by brokers pursuant to arrangements with the Advisor; (2) participants in a retirement program or pension plan which has a relationship with the Fund; (3) persons who are clients of consultants, intermediaries or advisors which have an existing contractual relationship with the Fund or the Advisor; and (4) trustees/directors, officers and employees of the Advisor, the Fund and their affiliates, and their respective spouses, parents and children.

2.   ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' securities that are listed on a national securities exchange are valued at the last quoted sales price. Securities not traded on the valuation date, NASDAQ traded securities and all unlisted securities are valued at the last quoted bid price. Short-term investments are valued at amortized cost which approximates market value. The value of other assets and securities for which no quotations are readily available, or quotations for which the Advisor believes do not reflect market value, are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees.

SHARE VALUATION: The net asset value of each Fund is determined daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Funds is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 1% if redeemed in less than six months from the date of purchase. For the six months ended June 30, 2006, proceeds from redemption fees totaled $321,927, $16,614 and $99, respectively, for Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
================================================================================

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are amortized using the effective interest method.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid annually to shareholders of Berwyn Fund and Berwyn Cornerstone Fund and are declared and paid quarterly to shareholders of Berwyn Income Fund. Net realized short-term gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and differing book/tax treatment of short-term capital gains.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended December 31) plus undistributed amounts from prior years.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
================================================================================

3.   SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, were as follows for the six months ended June 30, 2006:

                                                             BERWYN           BERWYN
                                            BERWYN           INCOME        CORNERSTONE
                                             FUND             FUND             FUND
                                        -------------    -------------    -------------
Purchases of investment securities ..   $  48,092,058    $  30,379,996    $   1,463,903
                                        =============    =============    =============

Proceeds from sales and maturities
  of investment securities ..........   $  29,500,211    $  49,986,022    $     642,726
                                        =============    =============    =============

4.   TAX MATTERS

The tax character of dividends paid during the periods ended June 30, 2006 and December 31, 2005 was as follows:

                           --------------------------------------------------------------
                              PERIOD       ORDINARY         LONG-TERM          TOTAL
                              ENDED         INCOME        CAPITAL GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------
Berwyn Fund ..............   6/30/2006   $          --    $          --    $          --
                            12/31/2005   $     213,647    $  16,014,960    $  16,228,607
-----------------------------------------------------------------------------------------
Berwyn Income Fund .......   6/30/2006   $   5,309,059    $          --    $   5,309,059
                            12/31/2005   $  10,048,532    $          --    $  10,048,532
-----------------------------------------------------------------------------------------
Berwyn Cornerstone Fund ..   6/30/2006   $          --    $          --    $          --
                            12/31/2005   $       8,746    $     105,317    $     114,063
-----------------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated deficit) at June 30, 2006 was as follows:

                                                             BERWYN           BERWYN
                                            BERWYN           INCOME        CORNERSTONE
                                             FUND             FUND             FUND
                                        -------------    -------------    -------------
Tax Cost of Portfolio Invesments ....   $ 165,247,112    $ 222,913,743    $   5,666,031
                                        =============    =============    =============
Gross Unrealized Appreciation .......   $  19,223,927    $   6,855,932    $     694,359
Gross Unrealized Depreciation .......     (11,373,381)      (8,135,524)        (160,804)
                                        -------------    -------------    -------------
Net Unrealized Appreciation
  (Depreciation) on Investments .....       7,850,546       (1,279,592)         533,555
Undistributed Ordinary Income .......         265,156           51,406           21,779
Undistributed Long-Term Gains .......          19,057               --              777
Other Gains .........................      11,425,133        2,478,086          157,714
Capital Loss Carryforwards ..........              --       (5,066,007)              --
                                        -------------    -------------    -------------
Total Distributable Earnings
  (Accumulated Deficit) .............   $  19,559,892    $  (3,816,107)   $     713,825
                                        =============    =============    =============


The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
================================================================================

principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of December 31, 2005, Berwyn Income Fund had a capital loss carryforward of $5,066,007, which expires on December 31, 2009. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

5.   TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENTS
Each Fund's investments are managed by The Killen Group, Inc. (the "Advisor") under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund have agreed to pay the Advisor an investment advisory fee at an annual rate of 1.0%, 0.5% and 1.0%, respectively, of their average daily net assets.

Certain Trustees and officers of the Trust are also officers of the Advisor.

With respect to the Berwyn Cornerstone Fund, for the six months ended June 30, 2006, the Advisor contractually agreed to reduce its fees whenever the Fund's ratio of expenses to average net assets exceeds 2.0%. In addition, the Advisor has voluntarily decided to reimburse certain expenses of the Fund so that the Fund may maintain a ratio of expenses to average net assets of 2.0%. The Advisor may, however, discontinue reimbursement of these expenses at any time. For the six months ended June 30, 2006, the Advisor waived its entire investment advisory fee of $28,692 and reimbursed other Fund expenses totaling $4,187.

Trustees who are not affiliated with the Advisor receive compensation from the Funds. Trustees who are affiliated with the Advisor receive no compensation from the Funds.

The Advisor and the officers of the Advisor, together with their families, owned 207,289 shares, 126,571 shares and 69,310 shares of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund, respectively, as of June 30, 2006.

During the six months ended June 30, 2006, Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund paid brokerage commissions of $53,727, $23,586 and $4,692, respectively, to Berwyn Financial Services Corp., a broker-dealer affiliated with the Advisor, to execute portfolio transactions.

MUTUAL FUND SERVICES AGREEMENT
Under the terms of a Mutual Fund Services Agreement between the Trust and Ultimus Fund Solutions, LLC ("Ultimus"), Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Funds.

THE BERWYN FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2006 (UNAUDITED)
================================================================================

For the performance of these services, Ultimus is paid a fee at the annual rate of 0.15% of the Funds' aggregate average daily net assets up to $500 million, 0.125% of the next $500 million of such assets, and 0.10% of such assets in excess of $1 billion, subject to a minimum monthly fee of $15,000. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Funds' portfolio securities.

Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC, the principal underwriter of each Fund's shares and an affiliate of Ultimus.

6.   COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

THE BERWYN FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Funds' costs in two ways:

Actual Fund Return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Funds' actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% Return - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that the Funds had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds' costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads. However, a redemption fee of 1% is applied on the sale of shares held for less than six months.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including annual expense ratios for the current period and the prior five fiscal years, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

THE BERWYN FUNDS
ABOUT YOUR FUNDS' EXPENSES (CONTINUED) (UNAUDITED)
==========================================================================================

                                          BEGINNING          ENDING
                                        ACCOUNT VALUE     ACCOUNT VALUE    EXPENSES PAID
                                       JANUARY 1, 2006    JUNE 30, 2006    DURING PERIOD*
                                       ---------------    -------------    ---------------
BERWYN FUND
Based on Actual Fund Return .......     $    1,000.00     $      985.20    $        6.15
Based on  Hypothetical 5% Return
  (before expenses) ...............     $    1,000.00     $    1,018.60    $        6.26

BERWYN INCOME FUND
Based on Actual Fund Return .......     $    1,000.00     $    1,016.90    $        3.65
Based on Hypothetical 5% Return
  (before expenses) ...............     $    1,000.00     $    1,021.17    $        3.66

BERWYN CORNERSTONE FUND
Based on Actual Fund Return .......     $    1,000.00     $    1,053.40    $       10.18
Based on Hypothetical 5% Return
  (before expenses) ...............     $    1,000.00     $    1,014.88    $        9.99

* Expenses are equal to the Funds' annualized expense ratios for the period as stated below, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                    Berwyn Fund                      1.25%
                    Berwyn Income Fund               0.73%
                    Berwyn Cornerstone Fund          2.00%


THE BERWYN FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available at the Funds' website at http://www.theberwynfunds.com and is also available without charge upon request by calling toll-free 1-800-992-6757, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available at the Funds' website at http://www.theberwynfunds.com and is also available without charge upon request by calling toll-free 1-800-992-6757, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available upon request, by calling 1-800-992-6757. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE BERWYN FUNDS
APPROVAL OF ADVISORY AGREEMENTS (UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuation of the Contracts for Investment Advisory Services (the "Advisory Agreements") on behalf of each of the Berwyn Fund, the Berwyn Income Fund and the Berwyn Cornerstone Fund. The approval took place at an in person meeting held on April 20, 2006 at which all the Trustees were present.

The Trustees were advised by Trust counsel of their fiduciary obligations in approving the Advisory Agreements and the Trustees requested such information from the Advisor as they deemed reasonably necessary to evaluate the terms of the Advisory Agreements and to determine whether the Agreements continue to be in the best interest of each Fund and its shareholders. The Trustees reviewed
(1) industry data comparing advisory fees and expense ratios of each Fund with those of comparable investment companies; (2) comparative investment performance information; (3) the Advisor's revenues and costs of providing services to each Fund; (4) information about the Advisor's personnel and (5) financial information relating to the Advisor. The Trustees considered various factors, among them (1) the nature, extent and quality of the services provided by the Advisor; (2) the fees charged for those services and the Advisor's profitability with respect to each Fund; (3) each Fund's investment performance; (4) the extent to which economies of scale may be realized as the Funds grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Funds' shareholders. The Trustees were advised by experienced counsel throughout the process.

The Trustees evaluated and discussed with the Advisor the responsibilities of the Advisor under the Advisory Agreements, including providing investment research and advice and determining the securities to be purchased and sold in accordance with the investment objective and policies of each of the Funds. The Trustees also reviewed the Advisor's investment style, process and the background, investment experience and qualifications of its investment and operations personnel.

The Trustees considered short-term and long-term investment performance of the Funds in their deliberations. The Trustees considered each Fund's historical performance over various periods ended March 31, 2006, performance comparisons to returns of relevant indices and similarly managed mutual funds and the Advisor's procedures for selecting brokers, including its use of Berwyn Financial Services Corp. ("Berwyn Financial"), an affiliated broker, to execute portfolio transactions of the Funds. Based upon their review, the Trustees found that over both short- and long-term periods, the investment performance of each Fund has been acceptable.

The Trustees also reviewed and discussed with management the Advisor's analysis of its profitability from the Advisory Agreements for 2004 and 2005, the Advisor's audited financial statements for its last two fiscal years, and audited financial statements of Berwyn Financial for its last two fiscal years. In their deliberations, the Independent Trustees also reviewed and discussed with management any past or pending litigation involving the Advisor. Counsel advised the Independent Trustees during its deliberations

THE BERWYN  FUNDS
APPROVAL OF ADVISORY AGREEMENTS (CONTINUED) (UNAUDITED)
================================================================================

on the importance of reviewing the financial information of both the Advisor and its affiliated broker. The Independent Trustees concluded that the Advisor possesses the resources necessary to serve as investment adviser to the Funds and, based upon their review of the financial statements provided by the Advisor, that the Advisor was sufficiently capitalized to remain economically viable to serve as investment adviser.

In reviewing the fees payable under the Advisory Agreements, the Trustees reviewed the advisory fee rates paid by the Funds under the Advisory Agreements and compared such fees to the advisory fees of similar mutual funds. The Trustees also compared the total operating expense ratio of each Fund with expense ratios of representative funds with similar investment objectives considered to be in its peer group. The Trustees further considered the existence of any economies of scale and whether those would be passed along to the Funds' shareholders, including any fee waivers by the Advisor. In evaluating each Fund's advisory fees, the Trustees took into account the quality of the investment management of each Fund.

The Trustees noted that the advisory fee for the Berwyn Fund and the Berwyn Cornerstone Fund are at an annual rate of 1.00% of average daily net assets; and that the total expense ratios of the Berwyn Fund and the Berwyn Cornerstone Fund for the fiscal year ended December 31, 2005 were 1.28% and 1.99%, respectively; and that the Advisor has contractually agreed to waive its fees and has voluntarily agreed to reimburse operating expenses in order to cap the operating expenses for the Berwyn Fund at 1.50% and for the Berwyn Cornerstone Fund at 2.00% per annum, based upon current asset levels. Management advised the Trustees that the Advisor intends to maintain these operating expense caps for the foreseeable future and that the Advisor will continue to reimburse expenses, if necessary, in order to maintain the operating expense caps. The Trustees noted that the Berwyn Income Fund pays an advisory fee equal to 0.50% of average daily net assets and that its total expenses for the last fiscal year were 0.72% of average daily net assets. The Trustees concluded that, based upon the investment strategies and the long-term performance of each of the Funds, the advisory fee to be paid by each Fund is reasonable.

In approving the Advisory Agreements, the Independent Trustees reached the following conclusions: (1) the Advisor has the financial resources and personnel to provide quality advisory services; (2) the Funds have benefited from the professionalism and ethics of the Advisor; (3) the advisory fees are reasonable and the total expenses of the Funds are reasonable; and (4) the continuation of the Advisory Agreement on behalf of each Fund is in the best interests of its shareholders.

No single factor was considered in isolation or to be determinative to the decision of the Trustees to approve continuance of the Advisory Agreements. Rather, the Trustees concluded, in light of an assessment of all factors considered, that it would be in the best interests of each Fund and its shareholders to renew the Advisory Agreement for an additional year.

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ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
         COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act


Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)   The Berwyn Funds
             -------------------------------------------------------------------



By (Signature and Title)*   /s/ Robert E. Killen
                          ------------------------------------------------------
                          Robert E. Killen, President


Date          September 6, 2006
      -----------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ Robert E. Killen
                          ------------------------------------------------------
                          Robert E. Killen, President


Date          September 6, 2006
      -----------------------------------





By (Signature and Title)*   /s/ Mark J. Seger
                          ------------------------------------------------------
                          Mark J. Seger, Treasurer


Date          September 6, 2006
      -----------------------------------



* Print the name and title of each signing officer under his or her signature.